Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013 EquityPlan Building	Dec. 31, 2012 EquityPlan Building	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Number of branches operated by the subsidiary		30
Restricted cash and due from banks		$ 9,000,000	$ 10,000,000
Federal Home Loan Bank stock, par value		$ 100
Membership Stock Investment Requirement as a percentage of member's Stock Investment Base		0.35%
Ownership percentage in Charter Holding Corp.		50.00%	50.00%
Investment in real estate, number of buildings the company rents for commercial purpose		3
Derivative designated as hedging, change in fair value threshold, minimum		80.00%
Derivative designated as hedging, change in fair value threshold, maximum		125.00%
Number of stock-based employee compensation plans	2	2
Minimum
Summary Of Significant Accounting Policies [Line Items]
Membership Stock Investment Requirement, Stock Investment Base		10,000
Maximum
Summary Of Significant Accounting Policies [Line Items]
Membership Stock Investment Requirement, Stock Investment Base		$ 25,000,000
Building | Minimum
Summary Of Significant Accounting Policies [Line Items]
Premises and equipment, estimated useful lives		5 years
Building | Maximum
Summary Of Significant Accounting Policies [Line Items]
Premises and equipment, estimated useful lives		40 years
Furniture and Fixtures | Minimum
Summary Of Significant Accounting Policies [Line Items]
Premises and equipment, estimated useful lives		3 years
Furniture and Fixtures | Maximum
Summary Of Significant Accounting Policies [Line Items]
Premises and equipment, estimated useful lives		15 years
Construction Loans | Maximum
Summary Of Significant Accounting Policies [Line Items]
Loan to value ratio		80.00%
Residential Real Estate
Summary Of Significant Accounting Policies [Line Items]
Number of past due dates to place loans on nonaccrual status		90 days
Residential Real Estate | Maximum
Summary Of Significant Accounting Policies [Line Items]
Loan to value ratio		80.00%
Consumer
Summary Of Significant Accounting Policies [Line Items]
Number of past due dates to place loans on nonaccrual status		90 days
Commercial
Summary Of Significant Accounting Policies [Line Items]
Number of past due dates to place loans on nonaccrual status		90 days
Overnight Advance
Summary Of Significant Accounting Policies [Line Items]
Activity-Based Stock Investment Requirement, percentage		3.00%
Federal Home Loan Bank Borrowings
Summary Of Significant Accounting Policies [Line Items]
Activity-Based Stock Investment Requirement, percentage		4.00%
Federal Home Loan Bank Borrowings | Minimum
Summary Of Significant Accounting Policies [Line Items]
Maturity period		2 days
Federal Home Loan Bank Borrowings | Maximum
Summary Of Significant Accounting Policies [Line Items]
Maturity period		3 months
Other advances
Summary Of Significant Accounting Policies [Line Items]
Activity-Based Stock Investment Requirement, percentage		4.50%